Income Taxes (FY) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current [Abstract]
Federal			$ 0	$ (306)	$ 152
State			0	(20)	123
Current income tax expense (benefit)			0	(326)	275
Deferred [Abstract]
Federal			0	433	(922)
State			0	353	(136)
Deferred income tax expense (benefit)			0	786	(1,058)
Total income tax expense (benefit)	$ 0	$ 0	$ 0	$ 460	$ (783)
Reconciliation of Effective Income Tax Rate [Abstract]
Federal statutory income tax rate			21.00%	21.00%	21.00%
State taxes, net of federal benefit			(11.94%)	(97.95%)	(0.80%)
State rate change			(2.15%)	(3.41%)	0.07%
Other			(3.71%)	3.00%	0.07%
Nontaxable passthrough LLC income			(87.14%)	(658.26%)	(27.31%)
Increase in valuation allowance			83.94%	864.95%	3.26%
Effective tax rate	0.00%	0.00%	0.00%	129.33%	(3.71%)
Deferred tax assets [Abstract]
Net operating loss carryforwards			$ 6,589	$ 5,166
Accrued expenses			165	426
Deferred tax assets			6,754	5,592
Valuation allowance			(5,835)	(3,662)
Net deferred tax asset			919	1,930
Deferred tax liabilities [Abstract]
Prepaid expenses			0	64
Accounting method change			918	1,866
Fixed assets			1	0
Deferred tax liabilities			919	1,930
Net deferred tax asset			0	0
Operating Loss Carryforwards [Abstract]
Federal net operating loss carryforwards			25,400	20,100
State net operation loss carryforwards			26,800	20,500
Increase in valuation allowance			2,200	3,000
Uncertain Tax Positions [Abstract]
Uncertain tax positions			0	0
Interest and penalties recognized for uncertain tax positions			0	0	$ 0
Accrued interest and penalties recognized for uncertain tax positions			$ 0	$ 0